Note 6 - Loans Receivable (Details) - Impaired Loans (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Unpaid Principal Balance	$ 6,726		$ 6,726		$ 6,541	$ 11,381
Recorded Investment	6,017		6,017		6,142	8,088
Valuation Allowance	1,996		1,996		1,565	3,293
Average Recorded Investment	7,143	6,432	7,698	7,941	6,232	13,946
Interest Income Recognized	2		7	49	158	70
Impaired loans without a valuation allowance:
Unpaid Principal Balance	8,898		8,898		20,162	27,780
Recorded Investment	7,318		7,318		18,498	27,780
Average Recorded Investment	6,525	20,177	10,388	21,991	21,292	36,168
Interest Income Recognized		78		316	360	645
Unpaid Principal Balance	15,624		15,624		26,703	39,161
Recorded Investment	13,335		13,335		24,640	35,868
Valuation Allowance	1,996		1,996		1,565	3,293
Average Recorded Investment	13,668	26,609	18,086	29,932	27,524	50,114
Interest Income Recognized	2	78	7	365	518	715
Interest Income Recognized	2	78	7	365	518	715
Interest Income Recognized					203	320
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1,688		1,688		1,517	3,019
Recorded Investment	1,499		1,499		1,424	2,714
Valuation Allowance	265		265		275	305
Average Recorded Investment					2,142	3,734
Interest Income Recognized					37	52
Impaired loans without a valuation allowance:
Unpaid Principal Balance	4,607		4,607		7,283	10,066
Recorded Investment	3,928		3,928		6,718	10,066
Average Recorded Investment					7,175	16,911
Interest Income Recognized					69	255
Valuation Allowance	265		265		275	305
Home Equity and Second Mortgage [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					81	108
Recorded Investment					13	27
Valuation Allowance					68	81
Average Recorded Investment					20	158
Interest Income Recognized					2	3
Impaired loans without a valuation allowance:
Unpaid Principal Balance					319	723
Recorded Investment					319	723
Average Recorded Investment					488	801
Interest Income Recognized					4	33
Valuation Allowance					68	81
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance						2,958
Recorded Investment						2,255
Valuation Allowance						703
Average Recorded Investment					451	4,425
Impaired loans without a valuation allowance:
Unpaid Principal Balance					3,459	5,175
Recorded Investment					3,459	5,175
Average Recorded Investment					3,230	4,171
Interest Income Recognized					166	18
Valuation Allowance						703
Commercial Real Estate [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					3,596	4,301
Recorded Investment					2,817	2,422
Valuation Allowance					778	1,879
Average Recorded Investment					2,440	2,290
Interest Income Recognized					119	3
Impaired loans without a valuation allowance:
Unpaid Principal Balance					4,876	8,937
Recorded Investment					4,876	8,937
Average Recorded Investment					6,443	10,710
Interest Income Recognized					98	282
Valuation Allowance					778	1,879
Other Construction and Land [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance					737	925
Recorded Investment					607	645
Valuation Allowance					130	280
Average Recorded Investment					1,127	3,192
Interest Income Recognized						12
Impaired loans without a valuation allowance:
Unpaid Principal Balance					3,266	2,758
Recorded Investment					3,266	2,758
Average Recorded Investment					3,630	3,156
Interest Income Recognized					22	50
Valuation Allowance					130	280
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	1		1		380
Recorded Investment	1		1		380
Valuation Allowance	1		1		380
Average Recorded Investment					46	129
Impaired loans without a valuation allowance:
Unpaid Principal Balance	53		53		22	72
Recorded Investment	25		25		22	72
Average Recorded Investment					200	336
Interest Income Recognized						5
Valuation Allowance	1		1		380
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Unpaid Principal Balance	5		5		5	70
Recorded Investment	5		5		5	25
Valuation Allowance	5		5		1	45
Average Recorded Investment					6	16
Impaired loans without a valuation allowance:
Unpaid Principal Balance	7		7		29	49
Recorded Investment	4		4		27	49
Average Recorded Investment					50	83
Interest Income Recognized					1	2
Valuation Allowance	5		5		1	45
One-to-Four-Family Construction [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment						2
Impaired loans without a valuation allowance:
Unpaid Principal Balance					130
Recorded Investment					130
Average Recorded Investment					76
Interest Income Based on Original Terms [Member]
Impaired loans without a valuation allowance:
Interest Income Recognized					1,547	2,272
Interest Income Recognized					$ 1,547	$ 2,272